Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable and Accrued Liabilities
Accounts payable	$ 7.3	$ 6.2
Accrued liabilities	16.3	15.3
Accounts Payable and Accrued Liabilities	$ 23.6	$ 21.5